Share Options Outstanding (Detail) (USD $)					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2012 Scheme II	Dec. 31, 2012 Scheme III	Dec. 31, 2012 Scheme V	Dec. 31, 2012 Scheme VI	Dec. 31, 2012 Scheme VIII	Dec. 31, 2012 Scheme IX	Dec. 31, 2012 Scheme X	Dec. 31, 2012 Scheme XI	Dec. 31, 2012 Scheme XII
Weighted-average exercise price	$ 2.26	$ 2.2	[1]	$ 4.43	$ 0.01	$ 0.01	$ 3.03	$ 4.23	$ 2.10	$ 2.04	$ 2.04	$ 2.04	$ 2.04
Number outstanding	4,186,399	4,377,563		2,015,381	6,003	14,806	282,876	311,914	50,000	1,000,000	1,567,800	678,000	275,000
Number exercisable	1,903,286				6,003	14,806	148,434	159,912		520,834	711,624	292,189	49,484
Weighted-average remaining contractual life					3 years 8 months 19 days	3 years 11 months 1 day	5 years 9 months 4 days	6 years 5 months 1 day	7 years 10 months 17 days	7 years 10 months 21 days	8 years 4 months 13 days	8 years 9 months	8 years 10 months 17 days
Intrinsic value	$ 35,000				$ 1.67	$ 1.67

[1]	The weighted average exercise price per option as of December 31, 2011 was retrospectively adjusted to reflect the impact of the exercise price modification in November 2012.